SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10: -	SHAREHOLDERS' EQUITY

a.	Company's shares:

As of June 30, 2025, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends if declared.

b.	Share option plan:

A summary of the Company's share option activity, pertaining to its option plans for employees and related information is as follows:

	Option Outstanding
	Number of shares upon exercise	Weighted average exercise price

Balance as of December 31, 2024	60,000	$5.94
Forfeited	(20,000)	$5.94
Exercised	(40,000)	$5.94

Balance as of June 30, 2025	-	$-

Exercisable at end of year	-	$-

The total intrinsic value (the difference between the Company's closing share price on the exercise date and the exercise price) of options exercised during the six months ended June 30, 2025 was approximately $ 81. The number of options vested during the six months ended June 30, 2025, was 40,000.

The following provides a summary of the restricted share unit activity for the Company for the six months ended June 30, 2025:

	RSUs
	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	3,047,441	$2.69
Granted	1,496,627	$6.56
Vested	(653,313)	$3.34
Forfeited	(135,572)	$2.48

Unvested at end of year	3,755,183	$4.13

As of June 30, 2025, $ 13,073 unrecognized compensation cost related to RSUs is expected to be recognized over a weighted average vesting period of 2.54 years.

As of June 30, 2025, 54,842  Ordinary shares are available for future issuance under the option plans.

The Company granted 1,496,627 and 1,937,814 RSUs in the six months ended June 30, 2025, and 2024, respectively, under the 2016 option plan. RSUs vest over a period of between one year to four years, subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.

c.	Private placements:

On June 24, 2025, the Company entered into a definitive securities purchase agreement for a private placement financing, led by financial institutions and investment banking firms. Under the securities purchase agreement, the investors purchased 5,000,000 of the Company’s Ordinary shares at a purchase price of $8 per share. In addition, 1,249,995 Ordinary shares were issued in consideration for the extinguishment of debt owed to Lynrock, in the amount of $8,590. The proceeds to the Company amounted to $37,691, net of issuance cost.